OTHER FINANCIAL ASSETS (Details) $ in Millions	Nov. 08, 2022 USD ($)	May 27, 2020 USD ($)	May 27, 2020 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Consideration paid (received)	$ 5,387.9
Derivative assets (Note 17)				$ 2.8	$ 0.0
Loans and other receivables				19.3	22.5
Investments in equity securities and warrants				52.3	75.5
Convertible loan receivable				0.0	10.0
Other financial assets				74.4	108.0
Current				16.6	27.0
Non-current				$ 57.8	$ 81.0
Royalty Portfolio Purchase Agreement
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Consideration paid (received)		$ 64.2
Portion of consideration paid (received) consisting of cash and cash equivalents		10.0
Deferred Cash Payment Receivable, Fair Value		10.8	$ 10.8
Deferred Cash Payment Receivable		10.0	$ 10.0
Consideration received, fair value of common shares		$ 43.4
Interest on cash deferred payment, percentage		3.00%
Royalty Portfolio Purchase Agreement | Nomad Royalty Company
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Conversion price per share | $ / shares			$ 0.90